EQUITY ISSUANCES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 12, 2011	Dec. 31, 2014	Jan. 31, 2015	Dec. 31, 2012
Capital Unit [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	5,100,000	[1]	4,316,947	[1]	5,824,590	[1]	7,294,305	[1]	13,800,000
Offering Cost Per Unit	$ 29.10		$ 29.74		$ 30.50		$ 30.95
Gross Proceeds From Issuance Of Common Units	$ 151,439	[2]	$ 131,006	[2]	$ 181,275	[2]	$ 230,366	[2]
Net Proceeds From Issuance Of Common Units	$ 150,342		$ 130,244		$ 180,105		$ 221,746
Golar Ownership after the Offering	41.40%	[3]	50.90%	[3]	54.10%	[3]	57.50%	[3]
Partners' Capital Account, Units, Sold in Private Placement			416,947		1,524,590		969,305
Limited Partners' Capital Account, Golar Units sold in secondary offering	3,400,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										2.00%
Limited Partners' Capital Account, Units Outstanding	45,663,096									45,663,096
General Partners' Capital Account, Units Outstanding	1,257,408									1,257,408
Common Units [Member]
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Outstanding	45,663,096									45,663,096		36,246,149
Partners' Capital Account, Units, Sale of Units	5,100,000		4,316,947
Subordinated Units [Member]
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Outstanding	15,949,831									15,949,831		15,949,831
Partners' Capital Account, Units, Sale of Units	0		0
General Partner Units [Member]
Capital Unit [Line Items]
General Partners' Capital Account, Units Outstanding	1,257,408									1,257,408		1,065,225
Partners' Capital Account, Units, Sale of Units	104,082		88,101
Subsequent Event [Member]
Capital Unit [Line Items]
Limited Partners' Capital Account, Golar Units sold in secondary offering											7,170,000

[1]	Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.